Financial Instruments - Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlement of liability	$ 6,000	$ 5,870
Logitel Offshore Holding [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of period					(27,600)
Contingent Consideration [Member] | Scott Spirit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period			(5,681)	(10,894)
Settlement of liability			6,000	5,870
Unrealized gain included in Other income - net			(319)	(657)
Balance at end of period				(5,681)
Contingent Consideration [Member] | Logitel Offshore Holding [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period					0
Acquisition of Logitel					(21,170)
Unrealized gain included in Other income - net					(278)
Balance at end of period					$ (21,448)